Tax Receivables and Tax Payables	12 Months Ended
Dec. 31, 2025
Tax Receivables And Tax Payables [Abstract]
Tax Receivables and Tax Payables

22. Tax receivables and tax payables

The breakdown in the account is as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Tax receivables	14,586	17,440
Tax payables	(22,426)	(25,431)

Tax receivables decreased primarily due to factors affecting the Italian legal entities. In particular: (i) Stevanato Holding S.r.l. (the parent company of the consolidated tax group) fully paid the amount related to the Stevanato Group S.p.A.’s tax losses for fiscal year 2023 and fiscal year 2024 that had been transferred within the consolidated tax group, resulting in a decrease of EUR 9,169 thousand, while corporate income tax credits for fiscal year 2025 relating to Stevanato Group S.p.A. and Spami S.r.l. were accrued, generating an increase of EUR 6,956 thousand; and (ii) previously accrued High‑Tech Investments and R&D tax credits were utilized by the Italian legal entities, resulting in a decrease of EUR 1,875 thousand.

The decrease in tax payables was primarily driven by a favorable mix between the tax burden for the period and advance tax payments made by Italian legal entities to Stevanato Holding S.r.l. in respect of fiscal year 2025.